CAPSTONE GROWTH FUND, INC.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to present the semi-annual report for Capstone Growth Fund, Inc. for the period ended April 30, 2000.

                                ECONOMIC OUTLOOK

The strong economic growth of the final quarter of 1999 rolled into the first quarter of 2000. The financial markets took some unusual turns as long-term interest rates headed lower in response to buybacks of long-term government bonds, while short-term interest rates headed higher in anticipation of additional interest rate hikes from the Federal Reserve. In the equity markets, the "new economy" ruled once again over the "old economy" as the tech-heavy Nasdaq composite rose 12.41% for the quarter versus a 2.29% increase for the S&P 500.

U.S. consumers continued on the spending binge that we saw at the end of 1999. Retail sales rose 1.1% in February, following a 0.4% increase in January. Even with higher interest rates, demand for automobiles and other interest-sensitive durable goods remained strong as vehicle sales rose 1.4% in February and 3.0% in January. Thirty-year home mortgage rates are up more than 1.3% (130 basis points) since the first quarter of 1999, but that has not led to a significant slowdown in the housing market. In February, sales of new homes were up 2.9% from 1999. The U.S. manufacturing sector also remains strong. The National Association of Purchasing Managers Index (NAPM) stood at 55.8 in March (the 14th consecutive month above 50) suggesting continued strength in the sector.

The final revision to fourth quarter 1999 GDP was 7.3%, the strongest pace since 1984. Over recent years we have heard Fed chairman Greenspan discuss productivity growth in the U.S. economy. At times he has been cautious (don't overestimate the benefits) and at other times almost "giddy". In his February testimony, he addressed the productivity topic again and received criticism from many economists particularly those that subscribe to "new paradigms" that advocate allowing faster growth in the economy. Greenspan testified that "the profoundly beneficial forces driving the American economy to competitive excellence are also engendering a set of imbalances that, unless contained, threaten our continuing prosperity". Greenspan explained that the rise in productivity may actually strengthen the wealth effect within the economy since higher levels of productivity raise expectations for corporate earnings and lead to even higher stock prices. The Fed is clearly concerned that tight labor markets, rapidly rising stock prices, and high expectations of future growth will lead to inflationary growth in the economy. Some have argued that Greenspan's task is more difficult at this time than perhaps a decade ago since many of these high tech companies are insensitive to small changes in short-term interest rates. His job is also made more difficult by the fact that as soon as the markets begin to feel that the Fed may be nearing the end of raising rates, then stock markets rally again (creating more wealth) since investors believe the Fed is out of the picture.

Greenspan's testimony telegraphed the interest rate increase that the Fed approved on March 21st. At its meeting on May 16 the Fed raised rates by a full 50 basis points. At the present time there is some evidence of economic slowing, though we doubt this will be enough to keep rates from going up again at the next Fed meeting.


[LINE CHART]
                        U.S. TREASURY YIELD CURVE INVERTS
                               12/31/99 -- 6/22/00

                                   12/31/99          6/22/00
                                   --------          -------


3 month                              5.312            5.821
6 month                              5.726            6.154
1 year                               5.962            6.147
2 year                               6.235            6.482
5 year                               6.342            6.304
10 year                              6.435            6.106
30 year                              6.479            5.968



The early months of the new millennium will be remembered as some of the most tumultuous on record. The year began with the start of the long awaited correction in the equity market. As measured by the S&P 500 index, the equity market fell by 6.8 % during the first two months of the year. The market decline during this period was led by "old economy" groups such as household appliances, paper products and containers. The groups performing relatively well included electronic instruments, semiconductors, and entertainment.

                                                      CAPSTONE GROWTH FUND, INC.
================================================================================

Then, as suddenly as it had gone down, the market turned upward again in March, rising 9.77% with a powerful rally led by resurgence in bank, insurance, and other financial stocks as well as energy related stocks. By the end of the quarter, which to some seemed at first like the end of the bull market, the S&P produced a gain of 2.29%.

As we have stated in past reports, the equity market over the past few years has been uncharacteristically calm, as measured by historical standards. A statistical measure often used by investors to measure volatility is standard deviation. In words, standard deviation measures the distance from the average over a given time period in which individual observations fall. If the standard deviation of a series of returns is low, it means that returns have been fairly uniform in each period observed. If the standard deviation is high, it means that returns have been more widely disbursed. Over the past 50 years, the annualized monthly standard deviation of S&P 500 returns has been 13.90%. A rolling 5 year monthly standard deviation reveals that volatility has been as high as 18% in October, 1978 and December, 1990. This same figure has been as low as 8.82% in January, 1997. Most recently, the five year moving standard deviation stands at 13.05%, about average for the entire period. One of the striking aspects of these figures is the extent to which volatility in the equity market has fallen in recent years. What investors experience as "increased" volatility is in fact a return to "normal" from an all time low.

The underlying causes in the recent round of increased volatility involves not only "the usual suspects" of rising interest rates and fears of inflation, but the increased uncertainty created as market valuations, as measured by P/E multiples, rise to record breaking levels.

The same can be said with respect to returns. As we noted in our last letter, the past five years of the S&P 500 have been the best ever. It is reasonable to expect that equity returns, like volatility, will return to more normal levels than those recently experienced.

                           S&P 500 STANDARD DEVIATION
                           [Line chart]
                                                  STANDARD
                                                  DEVIATION
                           Dec 53                  10.8088
                                                   10.9394
                                                   10.7518
                                                   10.7507
                                                   10.7572
                                                   10.6355
                                                   10.6305
                                                   10.5793
                                                   10.7707
                                                   11.185
                                                   11.268
                                                   11.7382
                                                   11.7655
                                                   11.7655
                                                   11.7718
                                                   11.7999
                                                   11.7599
                                                   11.6775
                                                   11.5839
                                                   11.732
                                                   11.7258
                                                   11.5913
                                                   11.7758
                                                   12.1209
                                                   12.0593
                                                   12.1138
                                                   12.1623
                                                   12.3004
                                                   12.2421
                                                   12.5426
                                                   12.4502
                                                   12.3209
                                                   12.454
                                                   12.7303
                                                   12.6813
                                                   12.7141
                           Dec 56                  12.6939
                                                   12.9388
                                                   12.927
                                                   12.8317
                                                   12.6297
                                                   12.6643
                                                   12.5941
                                                   12.593
                                                   12.8949
                                                   13.2452
                                                   13.3807
                                                   13.2401
                                                   13.3908
                                                   13.4506
                                                   13.4637
                                                   13.408
                                                   13.3336
                                                   13.3343
                                                   13.2879
                                                   13.3441
                                                   13.0101
                                                   13.0826
                                                   12.9836
                                                   12.9933
                                                   13.0848
                                                   12.9929
                                                   13.0015
                                                   12.9977
                                                   12.9446
                                                   12.8972
                                                   12.9098
                                                   12.795
                                                   12.7008
                                                   12.5767
                                                   12.5023
                                                   12.0055
                           Dec 59                  11.8866
                                                   12.4347
                                                   12.4359
                                                   12.4638
                                                   12.4497
                                                   12.4896
                                                   12.0418
                                                   11.8831
                                                   11.9214
                                                   12.2919
                                                   12.1915
                                                   11.8412
                                                   11.9783
                                                   12.0843
                                                   12.0411
                                                   11.7394
                                                   11.7335
                                                   11.3383
                                                   11.3712
                                                   11.2533
                                                   11.1159
                                                   10.923
                                                   10.958
                                                   11.0419
                                                   10.9823
                                                   10.951
                                                   10.8297
                                                   10.8431
                                                   11.2292
                                                   11.8219
                                                   12.4502
                                                   12.7258
                                                   12.4704
                                                   12.3335
                                                   12.2102
                                                   12.9864
                           Dec 62                  12.7894
                                                   12.8242
                                                   12.8706
                                                   12.8863
                                                   12.9646
                                                   12.962
                                                   13.009
                                                   12.9271
                                                   13.0697
                                                   12.9742
                                                   12.9968
                                                   12.9832
                                                   12.8496
                                                   12.8787
                                                   12.8799
                                                   12.8799
                                                   12.8034
                                                   12.7894
                                                   12.7862
                                                   12.7354
                                                   12.7402
                                                   12.5443
                                                   12.5436
                                                   12.5441
                                                   12.5135
                                                   12.0337
                                                   12.0374
                                                   12.0413
                                                   12.0294
                                                   12.0084
                                                   12.2767
                                                   12.1853
                                                   12.1711
                                                   11.7963
                                                   11.806
                                                   11.7235
                           Dec 65                  11.607
                                                   11.3505
                                                   11.3525
                                                   11.4002
                                                   11.4149
                                                   11.6819
                                                   11.6176
                                                   11.5875
                                                   12.0896
                                                   12.0516
                                                   12.1626
                                                   12.0354
                                                   12.0375
                                                   12.3356
                                                   12.3198
                                                   12.4007
                                                   12.1056
                                                   11.6831
                                                   10.9438
                                                   10.7907
                                                   10.8127
                                                   10.5407
                                                   10.6874
                                                    9.7388
                                                    9.7685
                                                    9.8718
                                                    9.8874
                                                    9.8035
                                                   10.1977
                                                   10.1919
                                                   10.1156
                                                   10.1717
                                                    9.9744
                                                   10.0394
                                                    9.9761
                                                   10.1515
                           Dec 68                  10.3631
                                                   10.3461
                                                   10.5843
                                                   10.6548
                                                   10.6774
                                                   10.6723
                                                   11.0088
                                                   11.3654
                                                   11.4821
                                                   11.502
                                                   11.6451
                                                   11.7492
                                                   11.7928
                                                   12.2277
                                                   12.4789
                                                   12.4551
                                                   13.042
                                                   13.2839
                                                   13.2908
                                                   13.6859
                                                   13.8143
                                                   13.8205
                                                   13.7783
                                                   13.9684
                                                   14.184
                                                   14.2867
                                                   14.2716
                                                   14.303
                                                   14.3566
                                                   14.2702
                                                   14.2405
                                                   14.3675
                                                   14.0021
                                                   14.0026
                                                   14.0353
                                                   14.0355
                           Dec 71                  14.4964
                                                   14.1327
                                                   14.171
                                                   14.087
                                                   13.985
                                                   13.7894
                                                   13.8325
                                                   13.71
                                                   13.7787
                                                   13.7272
                                                   13.6448
                                                   13.7863
                                                   13.7572
                                                   13.6143
                                                   13.6535
                                                   13.6563
                                                   13.3611
                                                   13.3776
                                                   13.3814
                                                   13.4369
                                                   13.5269
                                                   13.5356
                                                   13.5353
                                                   14.2521
                                                   14.1437
                                                   14.1461
                                                   13.9973
                                                   13.9609
                                                   14.0393
                                                   14.0966
                                                   13.8889
                                                   14.0599
                                                   14.4035
                                                   15.2783
                                                   16.901
                                                   16.967
                           Dec 74                  16.9671
                                                   17.5428
                                                   17.6045
                                                   17.6294
                                                   17.2439
                                                   17.1427
                                                   17.0433
                                                   17.0902
                                                   16.9933
                                                   17.023
                                                   17.2168
                                                   17.1186
                                                   16.9567
                                                   17.6562
                                                   17.658
                                                   17.638
                                                   17.5853
                                                   17.4963
                                                   17.5795
                                                   17.4695
                                                   17.3951
                                                   17.4105
                                                   17.327
                                                   17.329
                                                   17.069
                                                   17.2256
                                                   17.2056
                                                   17.2178
                                                   17.2175
                                                   17.2135
                                                   17.2987
                                                   17.3184
                                                   17.2552
                                                   17.2535
                                                   17.3591
                                                   17.2922
                           Dec 77                  17.2846
                                                   17.4808
                                                   17.4307
                                                   17.4724
                                                   17.7878
                                                   17.7767
                                                   17.7925
                                                   17.8754
                                                   17.8517
                                                   17.7782
                                                   18.2581
                                                   17.5771
                                                   17.5754
                                                   17.6432
                                                   17.7079
                                                   17.8176
                                                   17.7069
                                                   17.672
                                                   17.711
                                                   17.2941
                                                   16.9233
                                                   15.8846
                                                   14.7201
                                                   14.618
                                                   14.5598
                                                   13.8149
                                                   13.5818
                                                   14.4106
                                                   14.3765
                                                   14.4107
                                                   14.3408
                                                   14.1857
                                                   14.1422
                                                   14.0239
                                                   13.8277
                                                   14.4879
                           Dec 80                  14.5873
                                                   13.9441
                                                   13.9372
                                                   13.9574
                                                   13.999
                                                   13.9792
                                                   13.9192
                                                   13.9061
                                                   14.1969
                                                   14.4107
                                                   14.501
                                                   14.5843
                                                   14.5204
                                                   14.3356
                                                   14.5424
                                                   14.529
                                                   14.6051
                                                   14.6623
                                                   14.5926
                                                   14.6148
                                                   15.536
                                                   15.5309
                                                   16.0279
                                                   16.0525
                                                   16.0511
                                                   15.7465
                                                   15.6972
                                                   15.7175
                                                   15.6202
                                                   15.6445
                                                   15.624
                                                   15.6447
                                                   15.6177
                                                   15.5964
                                                   14.9398
                                                   14.9361
                           Dec 83                  14.9643
                                                   14.9382
                                                   14.9646
                                                   14.8311
                                                   14.8277
                                                   15.064
                                                   15.0142
                                                   15.0596
                                                   15.5702
                                                   15.5735
                                                   15.175
                                                   15.1108
                                                   15.1188
                                                   15.2376
                                                   15.2313
                                                   14.3753
                                                   14.3383
                                                   14.372
                                                   14.3547
                                                   14.1606
                                                   14.1849
                                                   14.3022
                                                   14.377
                                                   13.9462
                                                   13.9003
                                                   13.6706
                                                   13.9542
                                                   14.0363
                                                   13.9961
                                                   14.1065
                                                   14.067
                                                   14.4221
                                                   14.3102
                                                   14.6811
                                                   14.6957
                                                   14.6481
                           Dec 86                  14.6475
                                                   15.4924
                                                   15.1951
                                                   15.1516
                                                   15.1782
                                                   15.0236
                                                   14.9799
                                                   14.9018
                                                   14.1562
                                                   14.2813
                                                   17.2109
                                                   17.6979
                                                   17.9031
                                                   17.925
                                                   17.9773
                                                   18.0595
                                                   17.8368
                                                   17.8201
                                                   17.8477
                                                   17.7522
                                                   17.8715
                                                   17.9215
                                                   17.8925
                                                   17.9296
                                                   17.9099
                                                   18.0777
                                                   18.039
                                                   18.043
                                                   18.113
                                                   17.8697
                                                   17.8967
                                                   18.1326
                                                   17.623
                                                   17.6318
                                                   17.7122
                                                   17.6719
                           Dec 89                  17.6705
                                                   17.8494
                                                   17.8495
                                                   17.8477
                                                   17.9177
                                                   18.1792
                                                   18.2061
                                                   18.2073
                                                   18.7826
                                                   18.8819
                                                   18.8413
                                                   18.798
                                                   18.7457
                                                   18.7979
                                                   18.768
                                                   18.6741
                                                   18.6463
                                                   18.5978
                                                   18.7736
                                                   18.5839
                                                   18.3759
                                                   17.9225
                                                   17.8172
                                                   17.9598
                                                   18.4566
                                                   17.6719
                                                   17.6181
                                                   17.6516
                                                   17.6525
                                                   17.6538
                                                   17.5941
                                                   17.5546
                                                   17.5499
                                                   17.4975
                                                   14.2489
                                                   13.6221
                           Dec 92                  13.3494
                                                   13.2836
                                                   13.191
                                                   13.0574
                                                   13.1631
                                                   13.178
                                                   13.0936
                                                   13.0953
                                                   12.9857
                                                   12.9473
                                                   12.9345
                                                   12.9165
                                                   12.9136
                                                   12.66
                                                   12.6725
                                                   12.8934
                                                   12.7566
                                                   12.6847
                                                   12.7588
                                                   12.271
                                                   12.3483
                                                   12.4215
                                                   12.357
                                                   12.5088
                                                   12.4921
                                                   12.0468
                                                   12.1185
                                                   12.1286
                                                   12.0574
                                                   11.4727
                                                   11.4642
                                                   11.4944
                                                   10.5482
                                                   10.2524
                                                   10.2517
                                                   10.0864
                           Dec 95                  10.0692
                                                   10.0175
                                                    9.6593
                                                    9.6451
                                                    9.6371
                                                    9.5566
                                                    9.2014
                                                    9.4138
                                                    9.4082
                                                    9.5369
                                                    9.5608
                                                    9.6668
                                                    8.6566
                                                    8.8235
                                                    8.8268
                                                    9.0458
                                                    9.2567
                                                    9.4913
                                                    9.4918
                                                    9.8529
                                                   10.2373
                                                   10.3839
                                                   10.6048
                                                   10.663
                                                   10.6624
                                                   10.6575
                                                   10.9473
                                                   11.0521
                                                   10.8924
                                                   10.9971
                                                   11.0269
                                                   11.0549
                                                   13.1824
                                                   13.324
                                                   13.6393
                                                   13.7226
                           Dec 98                  13.8321
                                                   13.8549
                                                   13.8836
                                                   13.6194
                                                   13.6396
                                                   13.7821
                                                   13.718
                                                   13.9071
                                                   13.9215
                                                   13.9434
                                                   14.0787
                                                   13.8389
                                                   13.937

                  Source: Capstone Research




If you have any questions please feel free to contact us at (800) 262-6631. We thank you for your continued support.

Sincerely,

/s/ Dan Watson

------------------------------
Dan Watson,
President and Portfolio Manager




              THIS PUBLICATION MUST BE ACCOMPANIED OR PRECEDED BY A
               CURRENT PROSPECTUS FOR CAPSTONE GROWTH FUND, INC.

                                                      CAPSTONE GROWTH FUND, INC.

PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
================================================================================

                                                                                          MARKET
                                                                                           VALUE              PERCENTAGE OF
COMMON STOCKS (100.08%)                                                  SHARES        (NOTE 1-A)               NET ASSETS
                                                                         ------       ------------            -------------

COMMERCIAL SERVICES (0.65%)
McGraw Hill Company, Incorporated................................        10,950        $   574,875                   0.65%


CONSUMER DURABLES (2.11%)
Ford Motor Company...............................................        16,430            898,516                   1.02%
General Motors Corporation.......................................        10,260            960,592                   1.09%
                                                                                       -----------                 -------
                                                                                         1,859,108                   2.11%


CONSUMER NON-DURABLES (3.83%)
Anheuser Busch Cos., Incorporated................................         6,890            486,176                   0.55%
Colgate-Palmolive Company........................................         8,230            470,139                   0.53%
General Mills Incorporated.......................................        14,140            514,342                   0.59%
Kimberly-Clark Corporation.......................................        11,820            686,299                   0.78%
Philip Morris Cos., Incorporated.................................        31,480            688,625                   0.78%
Quaker Oats Company..............................................         8,060            525,411                   0.60%
                                                                                       -----------                 -------
                                                                                         3,370,992                   3.83%


CONSUMER SERVICES (6.83%)
CBS Corporation (a)..............................................        10,690            628,038                   0.71%
Comcast Corporation Class A (a)..................................         9,700            388,606                   0.44%
Gannett Co., Incorporated........................................         9,940            634,917                   0.72%
McDonalds Corporation............................................        23,170            883,356                   1.00%
Nextel Communications, Incorporated (a)..........................         3,860            422,429                   0.48%
Nortel Networks Corporation......................................        11,520          1,304,640                   1.48%
Time Warner, Incorporated........................................        12,480          1,122,420                   1.28%
Viacom, Incorporated Class B (a).................................         7,830            425,756                   0.49%
Young & Rubicam, Incorporated....................................         3,680            204,930                   0.23%
                                                                                       -----------                 -------
                                                                                         6,015,092                   6.83%


ELECTRONIC TECHNOLOGY (16.99%)
Analog Devices, Incorporated (a).................................         4,860            373,309                   0.43%
Applied Materials, Incorporated (a)..............................         8,240            838,935                   0.95%
Cisco Systems Incorporated (a)...................................        51,188          3,548,768                   4.03%
Compaq Computer Corporation......................................        20,430            597,577                   0.68%
Dell Computer Corporation (a)....................................        20,800          1,042,600                   1.18%
Hewlett-Packard Company..........................................         8,680          1,171,800                   1.33%
Intel Corporation................................................        25,580          3,243,864                   3.68%
International Business Machines Corporation......................        14,770          1,648,701                   1.87%
Micron Technology, Incorporated..................................         3,550            494,338                   0.56%
Motorala, Incorporated...........................................         6,730            801,291                   0.91%
Texas Instruments, Incorporated..................................         7,390          1,203,646                   1.37%
                                                                                       -----------                 -------
                                                                                        14,964,829                  16.99%


                                                      CAPSTONE GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
====================================================================================================================================

                                                                                          MARKET
                                                                                           VALUE              PERCENTAGE OF
                                                                         SHARES        (NOTE 1-A)               NET ASSETS
                                                                         ------       ------------            -------------

ENERGY MINERALS (6.42%)
ALCOA, Incorporated..............................................         7,040        $   456,720                   0.52%
Coastal Corporation..............................................        12,440            624,333                   0.71%
Chevron Corporation..............................................         9,080            772,935                   0.88%
Exxon Corporation................................................        25,465          1,978,312                   2.24%
Kerr-Mcgee Corporation...........................................        11,730            607,028                   0.69%
Royal Dutch Petroleum Company....................................        21,250          1,219,219                   1.38%
                                                                                       -----------                 -------
                                                                                         5,658,547                   6.42%


FINANCE (14.61%)
American Express Corporation.....................................         4,490            673,781                   0.77%
American International Group, Incorporated.......................        12,821          1,406,303                   1.60%
BB & T Corporation...............................................        23,000            612,375                   0.70%
Bank of America Corporation......................................        17,000            833,000                   0.95%
Charles Schwab Corporation.......................................         8,750            389,375                   0.44%
Chase Manhattan Corporation......................................         9,470            682,432                   0.77%
Citigroup, Incorporated..........................................        30,182          1,793,943                   2.04%
Federal Home Loan Mortgage Corporation...........................        10,350            475,453                   0.54%
Federal National Mortgage Association............................        11,160            673,087                   0.76%
First Union Corporation..........................................        16,230            517,331                   0.59%
Jefferson Pilot Company..........................................         8,290            551,803                   0.63%
J.P. Morgan & Company............................................         4,880            626,470                   0.71%
Marsh & McLennan Companies, Incorporated.........................         4,880            480,985                   0.54%
Merrill Lynch & Company..........................................         5,570            567,792                   0.64%
Morgan Stanley, Dean Witter & Company............................        10,900            836,575                   0.95%
Standard and Poor's Depositary Receipts..........................         4,000            581,750                   0.66%
State Street Corporation.........................................         5,250            508,594                   0.58%
Wells Fargo & Company............................................        15,900            652,894                   0.74%
                                                                                       -----------                 -------
                                                                                        12,863,943                  14.61%


HEALTH TECHNOLOGY (10.26%)
Abbott Laboratories..............................................        12,960            498,150                   0.56%
Amgen, Incorporated (a)..........................................        10,080            564,480                   0.64%
Bristol-Myer Squibb Company......................................        16,390            859,451                   0.98%
Eli Lilly & Company..............................................        11,350            877,497                   1.00%
Johnson & Johnson................................................        12,160          1,003,200                   1.14%
Medtronic, Incorporated..........................................        10,300            534,956                   0.61%
Merck & Company..................................................        19,450          1,351,775                   1.53%
Pfizer, Incorporated.............................................        31,430          1,323,989                   1.50%
Schering-Plough Corporation......................................        16,430            662,334                   0.75%
UnitedHealth Group, Incorporated.................................         7,890            526,164                   0.60%
Warner Lambert Company...........................................         7,320            833,107                   0.95%
                                                                                       -----------                 -------
                                                                                         9,035,103                  10.26%


                                                      CAPSTONE GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
====================================================================================================================================

                                                                                          MARKET
                                                                                           VALUE              PERCENTAGE OF
                                                                         SHARES        (NOTE 1-A)               NET ASSETS
                                                                         ------       ------------            -------------

PROCESS INDUSTRIES (1.49%)
Corning, Incorporated............................................         3,080        $   608,300                   0.69%
Dow Chemical Company.............................................         6,220            702,860                   0.80%
                                                                                       -----------                 -------
                                                                                         1,311,160                   1.49%


PRODUCER MANUFACTURING (9.44%)
Boeing Company...................................................        12,990            515,541                   0.59%
Emerson Electric Company.........................................        11,550            633,806                   0.72%
General Electric Company.........................................        22,530          3,542,842                   4.02%
Honeywell, Incorporated..........................................        13,307            745,192                   0.85%
Illinois Tool Works, Incorporated................................         7,860            503,531                   0.57%
Minnesota Mining & Manufacturing Company.........................         7,250            627,125                   0.71%
Textron, Incorporated............................................         6,680            413,742                   0.47%
Tyco International, Limited......................................        18,040            828,712                   0.94%
Weyerhaeuser Company.............................................         9,348            499,534                   0.57%
                                                                                       -----------                 -------
                                                                                         8,310,025                   9.44%


RETAIL TRADE (4.72%)
Gap, Incorporated................................................        11,407            419,207                   0.47%
Home Depot, Incorporated.........................................        20,055          1,124,333                   1.28%
Target Corporation...............................................         9,120            607,050                   0.69%
Wal-Mart Stores, Incorporated....................................        36,270          2,008,451                   2.28%
                                                                                       -----------                 -------
                                                                                         4,159,041                   4.72%

TECHNOLOGY SERVICES (13.85%)
America Online, Incorporated (a).................................        18,600          1,112,513                   1.26%
Automatic Data Processing, Incorporated..........................         8,080            434,805                   0.49%
Computer Associates International, Incorporated..................         8,050            449,291                   0.51%
Electronic Data Systems Corporation..............................         6,450            443,438                   0.50%
EMC Corporation (a)..............................................         9,000          1,250,437                   1.42%
First Data Corporation...........................................        12,460            606,646                   0.69%
Microsoft Corporation (a)........................................        39,070          2,725,132                   3.09%
Oracle Corporation (a)...........................................        21,690          1,733,844                   1.97%
QUALCOMM, Incorporated (a).......................................         5,930            643,034                   0.73%
Sun Microsystems, Incorporated (a)...............................        13,290          1,221,849                   1.39%
Tellabs, Incorporated (a)........................................         6,890            377,658                   0.43%
United Technologies Corporation..................................        10,120            629,338                   0.72%
Yahoo!, Incorporated (a).........................................         4,360            567,890                   0.65%
                                                                                       -----------                 -------
                                                                                        12,195,875                  13.85%







                                                      CAPSTONE GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS - APRIL 30, 2000 (UNAUDITED)
====================================================================================================================================

                                                                                          MARKET
                                                                                           VALUE              PERCENTAGE OF
                                                                         SHARES        (NOTE 1-A)               NET ASSETS
                                                                         ------       ------------            -------------

UTILITIES (8.88%)
AT&T Corporation.................................................        22,250        $ 1,038,797                   1.18%
Bell Atlantic Corporation........................................        14,890            882,233                   1.00%
Bellsouth Corporation............................................        20,970          1,020,977                   1.16%
Enron Corporation................................................         8,840            616,038                   0.70%
GTE Corporation..................................................        10,730            726,958                   0.82%
SBC Communications, Incorporated.................................        25,030          1,096,627                   1.25%
Sprint Corporation (Fon Group)...................................        12,440            765,060                   0.87%
U S WEST, Incorporated...........................................         7,400            526,788                   0.60%
Worldcom, Incorporated (a).......................................        25,270          1,148,206                   1.30%
                                                                                       -----------                 -------
                                                                                         7,821,684                   8.88%


TOTAL COMMON STOCK (Cost $62,119,792)............................                       88,140,274                 100.08%

                                                                       PAR VALUE
                                                                       ---------

CASH EQUIVALENTS (0.02%)
Aim Prime Money Market (Cost $15,803)............................       $15,803             15,803                   0.02%
                                                                                       -----------                 -------

            TOTAL INVESTMENTS (Cost $62,135,595).................                       88,156,077                 100.10%
            LIABILITIES IN EXCESS OF OTHER ASSETS................                          (88,984)                 (0.10%)
                                                                                       -----------                 -------
            NET ASSETS...........................................                      $88,067,093                 100.00%
                                                                                       ===========                 =======


(a) Non-income producing security



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                      CAPSTONE GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - APRIL 30, 2000 (UNAUDITED)
================================================================================


ASSETS:

         Investments in securities at market value (identified cost $62,135,595)(Note 1A).............         $88,156,077
         Cash.........................................................................................              72,438
         Dividends and interest receivable............................................................              62,284
         Prepaid expenses.............................................................................               3,160
         Receivable for capital stock sold............................................................                  36
                                                                                                              ------------

              Total Assets............................................................................          88,293,995
                                                                                                              ------------


LIABILITIES:

         Payable for capital stock redeemed...........................................................               5,805
         Accrued expenses.............................................................................             221,097
                                                                                                              ------------

              Total Liabilities.......................................................................             226,902
                                                                                                              ------------


NET ASSETS............................................................................................         $88,067,093
                                                                                                              ============


NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
($88,071,840 / 4,789,941 shares outstanding of $.001 par value, 200,000,000 shares authorized)........         $     18.39
                                                                                                              ============


SOURCE OF NET ASSETS:

         Paid in capital..............................................................................         $56,231,630
         Net investment loss..........................................................................             (32,873)
         Accumulated net realized gain on investments.................................................           5,847,854
         Net unrealized appreciation of securities....................................................          26,020,482
                                                                                                              ------------


                                                                                                               $88,067,093
                                                                                                              ============




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                      CAPSTONE GROWTH FUND, INC.
STATEMENT OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2000 (UNAUDITED)
================================================================================


INVESTMENT INCOME:

              Dividend income (net of foreign taxes withheld of $64)..................................          $  495,245
              Interest income.........................................................................                 585
                                                                                                               -----------
                  Total Investment Income.............................................................             495,830

         Expenses:
              Advisory fees (Note 2)..................................................................             299,886
              Distribution fees (Note 2)..............................................................             109,399
              Transfer agent fees.....................................................................              28,887
              Reports and notices to stockholders.....................................................               6,741
              Audit fees..............................................................................              16,529
              Legal fees..............................................................................              13,049
              Directors' fees and expenses............................................................               8,268
              Custodian fees..........................................................................               4,089
              Fund accounting fees....................................................................              16,300
              Registration and filing fees............................................................              12,035
              Miscellaneous...........................................................................              15,295
                                                                                                               -----------

                  Total Expenses......................................................................             530,478
              Less: Custodian fees paid indirectly....................................................              (1,775)
                                                                                                               -----------
                  Net Expenses........................................................................             528,703

                      Net Investment Loss.............................................................             (32,873)
                                                                                                               -----------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

         Net realized gain from security transactions                                                            5,847,854
         Unrealized appreciation of investments:
              Beginning of period..................................................        $25,882,759
              End of period........................................................         26,020,482
                                                                                          ------------

              Net change in unrealized appreciation of investments....................................             137,723
                                                                                                               -----------

              Net realized and unrealized gain on investments.........................................           5,985,577
                                                                                                               -----------

                  Net increase in net assets resulting from operations................................          $5,952,704
                                                                                                               ===========




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                      CAPSTONE GROWTH FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
================================================================================


                                                                                 SIX MONTHS ENDED             YEAR ENDED
                                                                                  APRIL 30, 2000           OCTOBER 31, 1999
                                                                                -----------------          ----------------
                                                                                  (UNAUDITED)

OPERATIONS:
     Net investment income (loss)..........................................         $   (32,873)               $    95,795
     Net realized gain on investments......................................           5,847,854                  5,958,890
     Net change in unrealized appreciation of investments..................             137,723                 13,400,608
                                                                                   ------------               ------------
     Net increase in net assets resulting from operations..................           5,952,704                 19,455,293


DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income.................................................             (95,795)                  (580,527)
     Net realized gain on investments......................................          (5,958,890)                (3,107,233)
                                                                                   ------------               ------------
     Net decrease in net assets resulting from distributions...............          (6,054,685)                (3,687,760)

CAPITAL SHARE TRANSACTIONS:
     Increase (decrease) in net assets resulting from capital share
        transactions (Note 3)..............................................           1,934,734                 (1,072,615)
                                                                                   ------------               ------------
         Total increase in net assets......................................           1,832,753                 14,694,918

NET ASSETS:
     Beginning of period...................................................          86,234,340                 71,539,422
                                                                                   ------------               ------------
     End of period (including undistributed net investment income of
      $0 and $95,795 respectively).........................................         $88,067,093                $86,234,340
                                                                                   ============               ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


================================================================================
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2000 (UNAUDITED)
================================================================================
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     Capstone Growth Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 (the "Act"), as a diversified open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation by primarily investing in common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A) VALUATION OF SECURITIES - The Fund's investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the mean between the most recent bid and asked prices. Short-term obligations are valued at amortized cost.

B) FEDERAL INCOME TAXES - No provision has been made for Federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve it from all, or substantially all, such taxes.

C) CASH EQUIVALENTS - Funds on deposit in money market mutual fund accounts are considered to be a cash equivalent.

D) FUTURES CONTRACTS - Initial margin deposits required upon entering into futures contracts are made by depositing cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received,

                                                      CAPSTONE GROWTH FUND, INC.

depending upon whether unrealized gains or losses are incurred. When the contract is closed the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

     The Fund may purchase or sell stock index futures contracts only as a hedge against changes in the value of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of the risks inherent in the ongoing management of the Fund. Futures contracts involve credit and market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of the Fund's exposure to off-balance sheet risk. The Fund's credit risk is minimized by entering only into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market. The Fund assumes the market risk which arises from any changes in securities values.

E) USE OF ESTIMATES - The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F) OTHER - The Fund distributes its net investment income and net realized gains annually. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds. Interest income and estimated expenses are accrued daily.


NOTE 2 - INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Capstone Asset Management Company ("CAMCO") as its Investment Adviser. Under the Investment Advisory Agreement (the "Agreement"), the Adviser is paid a monthly fee based on the average net assets at the annual rate of .75% on the first $50 million and .60% on the next $150 million.

     Capstone Asset Planning Company ("CAPCO") serves as Distributor of the Fund's shares. CAPCO is an affiliate of the Adviser, and both are wholly-owned subsidiaries of Capstone Financial Services, Inc. ("CFS").

     The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby Fund assets are used to reimburse CAPCO for costs and expenses incurred with the distribution and marketing of shares of the Fund and servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, advertising literature, and costs of personnel involved with the promotion and distribution of the Fund's shares. Under the Plan, the Fund pays CAPCO an amount computed at an annual rate of up to 0.25% of the Fund's average net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may reallocate to securities dealers (which may include CAPCO itself) and other financial institutions and organizations (collectively, "Service Organizations") amounts based on the Fund's average net assets owned by stockholders for whom the Service Organizations have a servicing relationship. The Plan permits CAPCO to carry forward for a maximum of twelve months distribution expenses covered by the Plan for which CAPCO has not yet received reimbursement. For the six months ended April 30, 2000, the Fund paid $109,399 in 12b-1 fees. Of this amount approximately 2.3% was paid to Service Organizations other than CAPCO.

     The Fund's Custodian provided credits during the period in the amount of $1,775 against custodian charges based on the uninvested cash balances of the Fund.

     Certain officers and directors of the Fund who are also officers and directors of the Adviser, the Distributor or CFS, received no compensation from the Fund. For the six months ended April 30, 2000, directors of the Fund who are not "interested persons" received directors' fees of $8,268.

                                                      CAPSTONE GROWTH FUND, INC.

NOTE 3 - CAPITAL STOCK

     At April 30, 2000 there were 4,789,941 shares outstanding. Transactions in capital stock were as follows:




                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                    APRIL 30, 2000                 OCTOBER 31, 1999
                                                                    --------------                 ----------------
                                                                 SHARES           AMOUNT         SHARES          AMOUNT
                                                                 ------           ------         ------          ------

Shares sold..................................................    61,041      $ 1,104,478        433,255    $  7,405,216
Shares issued to shareholders in reinvestment
 of distributions............................................   291,464        5,118,145        201,768       3,127,404
                                                               --------      -----------       --------    ------------
                                                                352,505        6,222,623        635,023      10,532,620
Shares redeemed..............................................  (234,872)      (4,287,889)      (676,016)    (11,605,235)
                                                               --------      -----------       --------    ------------
Net increase (decrease)......................................   117,633      $ 1,934,734        (40,993)   $ (1,072,615)
                                                               ========      ===========       ========    ============

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than U.S. Government securities and short-term investments aggregated $24,832,265 and $28,751,308 respectively. At April 30, 2000 the cost of investments for Federal income tax purposes was $62,135,595. Accumulated net unrealized appreciation on investments was $26,020,482 consisting of $29,260,551 gross unrealized appreciation and $3,240,069 gross unrealized depreciation.

                                                      CAPSTONE GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS
================================================================================

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

                                                            SIX
                                                           MONTHS
                                                            ENDED                        YEARS ENDED OCTOBER 31,
                                                          APRIL 30,    -------------------------------------------------------
                                                            2000            1999       1998        1997        1996       1995
                                                            ----            ----       ----        ----        ----       ----
                                                         (UNAUDITED)

PER SHARE DATA
--------------
Net asset value at beginning of period...............         $18.46      $15.18     $16.76      $15.56      $13.82     $13.23
                                                              ------      ------     ------      ------      ------     ------

Income from investment operations:
     Net investment income (loss)....................          (0.01)       0.02       0.12        0.16        0.22       0.17
     Net realized and unrealized gain (loss).........           1.25        4.04       2.11        3.55        2.31       1.93
                                                              ------      ------     ------      ------      ------     ------

     Total from investment operations................           1.24        4.06       2.23        3.71        2.53       2.10
                                                              ------      ------     ------      ------      ------     ------

Less distributions from:
     Net investment income...........................          (0.02)      (0.12)     (0.16)      (0.22)      (0.06)     (0.16)
     Net realized gains..............................          (1.29)      (0.66)     (3.65)      (2.29)      (0.73)     (1.35)
                                                              ------      ------     ------      ------      ------     ------
     Total distributions.............................          (1.31)      (0.78)     (3.81)      (2.51)      (0.79)     (1.51)
                                                              ------      ------     ------      ------      ------     ------

Net asset value at end of period.....................         $18.39      $18.46     $15.18      $16.76      $15.56     $13.82
                                                              ======      ======     ======      ======      ======     ======

TOTAL RETURN (%)(1)..................................           7.03%      27.77%     15.51%      26.91%      19.27%     17.04%
------------                                                  ======      ======     ======      ======      ======     ======


RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets at end of period (in thousands)...........        $88,067     $86,234    $71,539     $69,609     $60,230    $85,324

Ratio of total expenses to average net assets........           1.21%(2)    1.18%      1.27%       1.25%       1.29%      1.31%

Ratio of net investment income to average net assets.          (0.08)%(2)   0.11%      0.81%       0.99%       1.31%      1.21%

Portfolio turnover rate..............................             28%         70%        93%        229%        173%       119%




(1) Calculated without sales charge. Sales charge eliminated on August 21, 1995.
(2) Annualized.



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                           CAPSTONE GROWTH FUND, INC.
                           5847 SAN FELIPE, SUITE 4100
                              HOUSTON, TEXAS 77057
                                 1-800-262-6631


                        SEMIANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2000

--------------------------------------------------------------------------------


     DIRECTORS                         OFFICERS
     ---------                         ---------

     Edward L. Jaroski                 Dan E. Watson
                                                President
     James F. Leary
                                       Edward L. Jaroski
     John R. Parker                             Executive Vice President

     Bernard J. Vaughan                Linda G. Giuffre
                                                Secretary/Treasurer


--------------------------------------------------------------------------------


     INVESTMENT ADVISER & ADMINISTRATOR           TRANSFER AGENT
     ----------------------------------           --------------

     Capstone Asset Management Company            PFPC, Inc.
     5847 San Felipe                              3200 Horizon Drive
     Suite 4100                                   P.O. Box 61503
     Houston, TX 77057                            King of Prussia, PA 19406-0903
                                                  1-800-845-2340


     DISTRIBUTOR                                  CUSTODIAN
     -----------                                  ---------

     Capstone Asset Planning Company              Fifth Third Bank
     5847 San Felipe, Suite 4100                  Fifth Third Center
     Houston, TX 77057                            38 Fountain Square Plaza
     1-800-262-6631                               Cincinnati, OH 45263

                              AUDITORS
                              --------

                              Briggs, Bunting & Dougherty, LLP
                              Two Logan Square, Suite 2121
                              Philadelphia, PA 19103-4901

                       THIS PAGE LEFT BLANK INTENTIONALLY.

                       THIS PAGE LEFT BLANK INTENTIONALLY.

                                SEMIANNUAL REPORT
                                 APRIL 30, 2000


                                    CAPSTONE
                                     GROWTH
                                   FUND, INC.


                             [PYRAMID CAPSTONE LOGO]

                                   A Member Of
                               THE CAPSTONE GROUP
                                 of Mutual Funds

                   [PYRAMID CAPSTONE LOGO] THE CAPSTONE GROUP
                                             OF MUTUAL FUNDS



EQUITY
     o CAPSTONE GROWTH FUND, INC.


FIXED INCOME
     o CAPSTONE GOVERNMENT INCOME FUND


INTERNATIONAL/GLOBAL
     o CAPSTONE JAPAN FUND
     o CAPSTONE NEW ZEALAND FUND


             For more complete information about the Capstone Funds
           including charges and expenses, contact the Distributor at the address below to receive additional prospectuses.
           Please read it carefully before you invest or send money.


              This publication must be accompanied or preceded by a
                current prospectus for Capstone Growth Fund, Inc.


                         CAPSTONE ASSET PLANNING COMPANY
                           5847 SAN FELIPE, SUITE 4100
                              HOUSTON, TEXAS 77057
                                 1-800-262-6631

                           CAPSTONE GROWTH FUND, INC.
                           5847 SAN FELIPE, SUITE 4100
                                HOUSTON, TX 77057